13F-HR
1
judy@piedracapital.com
NONE

JUDY KNUDSON
713-622-7625

0001110504
kowv8nt$

09/30/2000

13F-HR


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2000

Check here if Amendment [   ];  Amendment Number:

This Amendment :        [      ] is a restatement
  (Check only one.)     [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Piedra Capital, Ltd.
Address:     )              3700 Buffalo Speedway
                            Suite 520
                            Houston, Texas 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                       S. Peter Hidalgo, II
Title                       Principal
Phone:                      713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II     HOUSTON, TEXAS       November 9, 2000

Report Type (Check only one):

[  XX  ]                    13F HOLDINGS REPORT
[      ]                    13F NOTICE
[      ]                    13F COMBINATION REPORT

List of Other managers Reporting for this Manger:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:     53
Form 13F Information Table Value Total:    $234,037,000

List of Other Managers:

No.   13F File Number       Name

      NONE






  Piedra Capital, Ltd
All Equity Holdings =>$200,000
30-Sep-00
                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE      SHARED    NONE
Abbott Laboratories   COM      002824100        $2,586       54381 SH          SOLE      None             54381        0       0
AES Corp.             COM      00130H105       $10,116      147675 SH          SOLE      None            147675        0       0
AFLAC                 COM      001055102        $7,891      123180 SH          SOLE      None            123180        0       0
Ambac Financial Gro   COM      023139108        $6,553       89455 SH          SOLE      None             89455        0       0
American Power Conv   COM      029066107        $4,242      221084 SH          SOLE      None            221084        0       0
Autodesk, Inc.        COM      052769106        $6,044      238185 SH          SOLE      None            238185        0       0
AVX Corp.             COM      002444107        $5,347      205165 SH          SOLE      None            205165        0       0
BISYS Group           COM      055472104        $5,975       77280 SH          SOLE      None             77280        0       0
Boston Scientific C   COM      101137107        $3,490      212335 SH          SOLE      None            212335        0       0
Cardinal Health Ind   COM      14149Y108       $11,432      129635 SH          SOLE      None            129635        0       0
Carlisle Companies    COM      142339100        $2,952       71135 SH          SOLE      None             71135        0       0
Citigroup Inc.        COM      172967101          $245        4531 SH          SOLE      None              4531        0       0
Citrix Systems        COM      177376100        $4,355      217070 SH          SOLE      None            217070        0       0
Concord EFS Incorpo   COM      206187105        $9,522      268115 SH          SOLE      None            268115        0       0
Dell Computer         COM      247025109          $699       22700 SH          SOLE      None             22700        0       0
EGL Inc.              COM      268484102        $2,111       69800 SH          SOLE      None             69800        0       0
Elan Corp. ADR        ADR      284131208        $9,212      168259 SH          SOLE      None            168259        0       0
Equitable Resources   COM      294549100          $219        3450 SH          SOLE      None              3450        0       0
Express Scripts Inc   COM      302102100        $6,462       89435 SH          SOLE      None             89435        0       0
Exxon Mobil Corpora   COM      302290101        $1,845       20699 SH          SOLE      None             20699        0       0
Family Dollar Store   COM      307000109        $6,169      320455 SH          SOLE      None            320455        0       0
Genzyme General       COM      372917104        $4,874       71485 SH          SOLE      None             71485        0       0
Hanover Compressor    COM      410768105        $2,471       75000 SH          SOLE      None             75000        0       0
HCC Insurance Holdi   COM      404132102          $406       20000 SH          SOLE      None             20000        0       0
Household Internati   COM      441815107        $2,189       38665 SH          SOLE      None             38665        0       0
Insight enterprises   COM      45765U103        $4,392      161185 SH          SOLE      None            161185        0       0
KLA Tencor Corp.      COM      482480100        $4,122      100085 SH          SOLE      None            100085        0       0
Lennar Corporation    COM      526057104        $4,177      140710 SH          SOLE      None            140710        0       0
Lowes Companies       COM      548661107        $2,390       53270 SH          SOLE      None             53270        0       0
Masco                 COM      574599106        $5,065      271945 SH          SOLE      None            271945        0       0
MasTec Inc.           COM      576323109        $4,448      142325 SH          SOLE      None            142325        0       0
MedQuist Inc.         COM      584949101        $4,455      220692 SH          SOLE      None            220692        0       0
Microchip Technolog   COM      595017104        $5,816      175906 SH          SOLE      None            175906        0       0
Metris Companies In   COM      591598107        $3,437       87000 SH          SOLE      None             87000        0       0
Nokia, Inc.           ADR      654902204        $1,180       29650 SH          SOLE      None             29650        0       0
Nortel Networks Cor   COM      665815106        $1,086       18240 SH          SOLE      None             18240        0       0
Protective Life Cor   COM      743674103        $5,210      174385 SH          SOLE      None            174385        0       0
Providian Financial   COM      74406A102        $8,830       69530 SH          SOLE      None             69530        0       0
QUALCOMM Inc          COM      747525103          $228        3200 SH          SOLE      None              3200        0       0
Reliant Energy Inc.   COM      75952J108          $221        4748 SH          SOLE      None              4748        0       0
Rouse Company         COM      779273101          $630       25265 SH          SOLE      None             25265        0       0
Rowan Companies       COM      779382100        $7,832      270085 SH          SOLE      None            270085        0       0
Schering-Plough Cor   COM      806605101        $1,909       41050 SH          SOLE      None             41050        0       0
Solectron Corp. Del   COM      834182107        $1,853       40175 SH          SOLE      None             40175        0       0
SouthTrust Corp.      COM      844730101        $5,592      177880 SH          SOLE      None            177880        0       0
Southwest Airlines,   COM      844741108        $6,954      286744 SH          SOLE      None            286744        0       0
Sun Microsystems      COM      866810104          $210        1800 SH          SOLE      None              1800        0       0
Swift Transportatio   COM      870756103        $1,959      149950 SH          SOLE      None            149950        0       0
Tech Data Corp.       COM      878237106        $5,691      133115 SH          SOLE      None            133115        0       0
Teva Pharmaceutical   ADR      881624209        $9,623      131490 SH          SOLE      None            131490        0       0
Transocean SEDCO Fo   COM      839817106        $8,497      144945 SH          SOLE      None            144945        0       0
Watson Pharmaceutic   COM      942683103        $5,112       78790 SH          SOLE      None             78790        0       0
Williams-Sonoma       COM      969904101        $5,709      164280 SH          SOLE      None            164280        0       0
TOTAL PORTFOLIO                               $234,037     6214914 SHS                                  6214914        0       0
